T. ROWE PRICE Retirement 2005 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 57.6%
T. Rowe Price Funds:
New Income Fund  231,959 29,974 24,186 24,464,270 238,282
Limited Duration Inflation
Focused Bond Fund  204,741 32,195 23,889 42,449,980 223,711
International Bond Fund (USD
Hedged)  78,167 10,428 8,628 7,984,184 81,279
Emerging Markets Bond Fund  59,596 4,856 8,967 5,445,778 60,721
Dynamic Global Bond Fund  50,601 7,602 5,378 5,454,206 54,760
High Yield Fund  51,390 9,553 10,212 8,218,065 54,486
Floating Rate Fund  19,673 7,591 2,128 2,732,969 26,127
U.S. Treasury Long-Term Index
Fund  12,990 12,159 2,079 1,567,516 17,838
Total Bond Mutual Funds (Cost $733,317) 757,204
EQUITY MUTUAL FUNDS 39.4%
T. Rowe Price Funds:
Equity Index 500 Fund  239,283 17,454 60,681 1,585,443 159,860
Value Fund  4,459 40,243 3,316 1,182,436 51,649
Growth Stock Fund (2) 5,516 38,431 3,450 480,534 47,780
International Value Equity Fund  39,905 2,474 9,969 2,875,430 42,499
Overseas Stock Fund  38,415 2,155 7,687 3,370,885 41,900
International Stock Fund  34,628 2,353 5,415 1,843,590 39,803
Emerging Markets Stock Fund  22,095 934 5,762 422,681 23,936
Mid-Cap Growth Fund  20,112 1,876 3,326 197,061 22,757
Mid-Cap Value Fund  17,145 1,653 1,935 694,729 22,308
Small-Cap Value Fund  10,399 770 1,541 248,287 14,383
New Horizons Fund (2) 16,019 2,132 4,596 170,349 14,132
Small-Cap Stock Fund  11,060 1,367 2,305 207,243 14,103
Real Assets Fund  11,181 924 1,951 987,824 12,802
Emerging Markets Discovery
Stock Fund  203 4,577 131 358,633 5,591
U.S. Large-Cap Core Fund  126 4,025 110 158,399 4,899
Total Equity Mutual Funds (Cost $274,964) 518,402

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 43,133 76,426 80,706 38,852,794 38,853
Total Short-Term Investments (Cost $38,853) 38,853
Total Investments in Securities 100.0%
(Cost $1,047,134) $ 1,314,459
Other Assets Less Liabilities (0.0)% (588)
Net Assets 100.0% $ 1,313,871
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of
Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 110 $ 1,935 $ 1,046
Emerging Markets Bond Fund (444) 5,236 2,576
Emerging Markets Discovery Stock Fund 52 942 34
Emerging Markets Stock Fund 2,080 6,669 273
Equity Index 500 Fund 77,816 (36,196) 2,680
Floating Rate Fund (7) 991 728
Growth Stock Fund 2,179 7,283 —
High Yield Fund 218 3,755 2,523
International Bond Fund (USD Hedged) 493 1,312 1,184
International Stock Fund 2,432 8,237 442
International Value Equity Fund 629 10,089 1,036
Limited Duration Inflation Focused Bond Fund 2,546 10,664 696
Mid-Cap Growth Fund 2,084 4,095 42
Mid-Cap Value Fund 924 5,445 340
New Horizons Fund 4,366 577 —
New Income Fund 2,903 535 4,839
Overseas Stock Fund 1,218 9,017 837
Real Assets Fund 258 2,648 274
Small-Cap Stock Fund 1,120 3,981 79
Small-Cap Value Fund 521 4,755 119
U.S. Large-Cap Core Fund 45 858 46
U.S. Treasury Long-Term Index Fund 2,887 (5,232) 211
Value Fund 1,174 10,263 702
U.S. Treasury Money Fund, 0.09% — — 57
Totals $ 105,604# $ 57,859 $ 20,764+
# Capital gain distributions from mutual funds represented $15,701 of the net realized gain (loss).
+ Investment income comprised $20,764 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2005 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F155-054Q3 02/21